Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	$ 41,173
Closing balance	51,656	$ 41,173
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	98,266	86,064
Additions	34,200	14,105
Disposals	45,616	1,944
Effect of change in exchange rates	8	41
Closing balance	86,858	98,266
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(57,093)	(27,302)
Disposals	44,031	1,900
Effect of change in exchange rates	17	(1)
Depreciation expense	(22,157)	(31,690)
Closing balance	(35,202)	(57,093)
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	1,774
Closing balance	2,160	1,774
Equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	3,895	3,400
Additions	1,651	1,138
Disposals	320	645
Effect of change in exchange rates	(2)	2
Closing balance	5,224	3,895
Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(2,121)	(1,727)
Disposals	272	630
Effect of change in exchange rates	(1)	(2)
Depreciation expense	(1,214)	(1,022)
Closing balance	(3,064)	(2,121)
Computer Hardware and Software
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	15,112
Closing balance	2,317	15,112
Computer Hardware and Software | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	53,448	52,141
Additions	247	2,106
Disposals	44,545	794
Effect of change in exchange rates	(3)	(5)
Closing balance	9,147	53,448
Computer Hardware and Software | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(38,336)	(15,390)
Disposals	43,048	782
Effect of change in exchange rates	1	1
Depreciation expense	(11,543)	(23,729)
Closing balance	(6,830)	(38,336)
Furniture and Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	4,634
Closing balance	7,136	4,634
Furniture and Fittings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	7,083	5,409
Additions	4,023	1,693
Disposals	83	34
Effect of change in exchange rates	8	15
Closing balance	11,031	7,083
Furniture and Fittings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(2,449)	(1,444)
Disposals	43	17
Effect of change in exchange rates	(4)	(6)
Depreciation expense	(1,485)	(1,016)
Closing balance	(3,895)	(2,449)
Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	19,653
Closing balance	40,043	19,653
Leasehold Improvements | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	33,840	25,114
Additions	28,279	9,168
Disposals	668	471
Effect of change in exchange rates	5	29
Closing balance	61,456	33,840
Leasehold Improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	(14,187)	(8,741)
Disposals	668	471
Effect of change in exchange rates	21	6
Depreciation expense	(7,915)	(5,923)
Closing balance	$ (21,413)	$ (14,187)